Organization and nature of business - Details of Subsidiaries of Company and Principal Business Activities (Details)	Dec. 31, 2021
USCNHK
% of Ownership	100.00%
Euroasia.
% of Ownership	100.00%
Euroasia New Energy | Euroasia
% of Ownership	100.00%
Jiamu | Euroasia
% of Ownership	100.00%
Eurasia Holdings | Euroasia
% of Ownership	100.00%
China East | Euroasia
% of Ownership	100.00%
USCNHK | Lishui Tantech
% of Ownership	100.00%
Euroasia. | Shangchi Intelligent Equipment
% of Ownership	100.00%
Jiamu | Wangbo
% of Ownership	100.00%
Jiamu | Jiyi
% of Ownership	100.00%
Jiamu | Shanghai Wangju
% of Ownership	100.00%
Wangbo | Shangchi Automobile
% of Ownership	51.00%
Jiyi | Shangchi Automobile
% of Ownership	19.00%
Shangchi Automobile | Shenzhen Yimao
% of Ownership	100.00%
Lishui Tantech | Lishui Xincai
% of Ownership	100.00%
Lishui Tantech | Zhejiang Shangchi
% of Ownership	100.00%
Lishui Tantech | Lishui Smart
% of Ownership	100.00%
Euroasia New Energy | Gangyu Trading
% of Ownership	100.00%
Lishui Xincai | Tantech Charcoal
% of Ownership	100.00%
Lishui Xincai | Jikang Energy
% of Ownership	100.00%
Lishui Xincai | Tanbo Tech
% of Ownership	100.00%
Jikang Energy | Tantech Bamboo
% of Ownership	100.00%
Eurasia Holdings | Eurasia Supply
% of Ownership	100.00%
Shangchi Intelligent Equipment | Shangchi Medical
% of Ownership	100.00%
Shanghai Wangju | Shenzhen Shangdong
% of Ownership	100.00%
Shenzhen Shangdong | First International
% of Ownership	75.00%
China East | First International
% of Ownership	25.00%